Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Significant Accounting Policies [Line Items]
Reduction in provision for doubtful accounts		$ 8,400,000			$ 8,400,000
Provision for doubtful accounts			$ 41,803,000	$ 44,640,000	23,692,000
Depreciation expense			$ 133,900,000	130,800,000	136,100,000
Capitalized interest cost				100,000	2,400,000
Impairment charges	$ 76,100,000			77,193,000	108,953,000
Impairment charges, net of tax	58,300,000
Reduction in episode payment rate			2.80%
Impairment of goodwill				76,082,000
Amortization expense			$ 21,700,000	22,100,000	22,000,000
Certificates Of Need
Schedule Of Significant Accounting Policies [Line Items]
Impairment charges			0	0	0
Step one impairment test
Schedule Of Significant Accounting Policies [Line Items]
Impairment of goodwill			0	0	0
Nursing And Rehabilitation Centers
Schedule Of Significant Accounting Policies [Line Items]
Impairment charges				1,100,000	1,000,000
Impairment charges, net of tax				700,000	600,000
RehabCare
Schedule Of Significant Accounting Policies [Line Items]
Pre-payment manual medical review process			$ 3,700
Percentage of reduced Medicare part B payments			25.00%
Impairment of goodwill		107,900,000
Impairment of goodwill, net of tax		$ 101,600,000
Maximum | LIBOR Borrowings
Schedule Of Significant Accounting Policies [Line Items]
Applicable margin			1.50%
Maximum | Kindred Hospital Rehabilitation Services
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets			20 years
Maximum | Building
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, useful life			45 years
Maximum | Equipment
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, useful life			15 years
Minimum | Kindred Hospital Rehabilitation Services
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets			2 years
Minimum | Building
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, useful life			20 years
Minimum | Equipment
Schedule Of Significant Accounting Policies [Line Items]
Property and equipment, useful life			5 years
Continuing Operations
Schedule Of Significant Accounting Policies [Line Items]
Provision for doubtful accounts			$ 31,100,000	25,900,000	$ 9,600,000
Amount Reclassified To Account Payable
Schedule Of Significant Accounting Policies [Line Items]
Outstanding checks in excess of funds on deposit	41,700,000		43,500,000	41,700,000
Amount Reclassified To Salaries Wages And Compensation
Schedule Of Significant Accounting Policies [Line Items]
Outstanding checks in excess of funds on deposit	$ 4,000,000		$ 3,300,000	$ 4,000,000